Scheduled Maturities Of Time Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Scheduled Maturities Of Time Deposits [Abstract]
Scheduled Maturities Of Time Deposits

( In thousands)

2013	$513,640
2014	204,104
2015	88,316
2016	85,381
2017	26,882
Over five years	1,023
$919,346

Scheduled Maturities Of Time Deposits Of $100,000 Or More

( In thousands)	2012	2011

Within one year	$166,285	$149,677
Over one through two years	58,320	52,961
Over two through three years	28,490	31,869
Over three through four years	39,004	15,655
Over four through five years	9,704	25,244
Over five years	-	343
	$301,803	$275,749